Annual Fund Operating Expenses	Nov. 30, 2025
Bushido Capital US Equity ETF | Bushido Capital US Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.71%
Bushido Capital US SMID Cap Equity ETF | Bushido Capital US SMID Cap Equity ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.67%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.68%

[1]	“Acquired Fund Fees and Expenses” (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.